Notes Payable and Long-Term Debt - Maturities and foreign subsidiary obligations (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Maturities of long-term debt
2018	$ 53
2019	34
2020	43
2021	39
2022	366
Thereafter	1
Sugar
Notes Payable and Long Term Debt
Outstanding balance	$ 32
Interest rate (as a percent)	23.00%
Foreign subsidiary obligations due 2018 through 2023
Notes Payable and Long Term Debt
Weighted average interest rate (as a percent)	21.80%	22.39%
Foreign subsidiary obligations due 2018 through 2023 | Property, Plant and Equipment
Notes Payable and Long Term Debt
Collateral amount	$ 5